Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000222706
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2020 Fund
Class Name	Investor Class
Trading Symbol	TSBAX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Blend 2020 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2020 Fund - Investor Class	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2020 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was the fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark. Security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark, also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,130	10,011	10,126
11/30/21	10,010	9,951	10,030
2/28/22	9,689	9,603	9,767
5/31/22	9,190	9,040	9,297
8/31/22	8,843	8,858	8,997
11/30/22	8,976	8,673	9,098
2/28/23	8,982	8,670	9,150
5/31/23	9,140	8,847	9,314
8/31/23	9,455	8,753	9,564
11/30/23	9,539	8,776	9,642
2/29/24	10,148	8,958	10,167
5/31/24	10,385	8,962	10,365
8/31/24	10,879	9,391	10,879
11/30/24	11,148	9,379	11,049
2/28/25	11,180	9,479	11,112
5/31/25	11,280	9,451	11,243

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/26/21
Retirement Blend 2020 Fund (Investor Class)	8.62%	3.18%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.46
S&P Target Date 2020 Index (Strategy Benchmark)	8.47	3.09

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 298,041,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 550,000
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$298,041 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	36.9%
Domestic Bond Funds	32.1
International Equity Funds	13.7
International Bond Funds	13.1
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price QM U.S. Bond Index Fund	14.2%
T. Rowe Price Equity Index 500 Fund	13.2
T. Rowe Price U.S. Limited Duration TIPS Index Fund	11.7
T. Rowe Price International Equity Index Fund	6.8
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.2
T. Rowe Price Value Fund	4.9
T. Rowe Price Growth Stock Fund	4.5
T. Rowe Price Real Assets Fund	3.4
T. Rowe Price Dynamic Global Bond Fund	3.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222707
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2020 Fund
Class Name	I Class
Trading Symbol	TBLDX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Blend 2020 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2020 Fund - I Class	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2020 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was the fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark. Security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark, also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	506,500	500,558	506,281
11/30/21	500,500	497,555	501,510
2/28/22	484,317	480,173	488,326
5/31/22	459,337	452,013	464,848
8/31/22	442,513	442,914	449,844
11/30/22	449,141	433,671	454,887
2/28/23	449,732	433,491	457,491
5/31/23	457,622	442,327	465,694
8/31/23	473,928	437,629	478,223
11/30/23	478,136	438,788	482,083
2/29/24	508,915	447,914	508,327
5/31/24	520,788	448,102	518,245
8/31/24	546,152	469,562	543,931
11/30/24	559,644	468,955	552,440
2/28/25	561,652	473,930	555,598
5/31/25	566,657	472,563	562,156

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/26/21
Retirement Blend 2020 Fund (I Class)	8.81%	3.31%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.46
S&P Target Date 2020 Index (Strategy Benchmark)	8.47	3.09

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 298,041,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 550,000
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$298,041 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	36.9%
Domestic Bond Funds	32.1
International Equity Funds	13.7
International Bond Funds	13.1
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price QM U.S. Bond Index Fund	14.2%
T. Rowe Price Equity Index 500 Fund	13.2
T. Rowe Price U.S. Limited Duration TIPS Index Fund	11.7
T. Rowe Price International Equity Index Fund	6.8
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.2
T. Rowe Price Value Fund	4.9
T. Rowe Price Growth Stock Fund	4.5
T. Rowe Price Real Assets Fund	3.4
T. Rowe Price Dynamic Global Bond Fund	3.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless